CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents by type

	US Dollars
Figures in millions	2023	2022	2021

Cash and cash equivalents (1)	964	1,108	1,154
Bank overdraft	(9)	(2)	—
Per the statement of cash flows	955	1,106	1,154
(1) Cash and cash equivalents include cash and deposits on call of $964m (2022: $870m; 2021: $712m) and money market instruments of nil (2022: $238m; 2021:
$442m). Money market instruments were readily available for use by the Group.